Document and Entity Information	Mar. 23, 2026
Cover [Abstract]
Entity Registrant Name	EXACT SCIENCES CORP
Amendment Flag	false
Entity Central Index Key	0001124140
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 23, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-35092
Entity Tax Identification Number	02-0478229
Entity Address, Address Line One	5505 Endeavor Lane
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53719
City Area Code	(608)
Local Phone Number	284-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	EXAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false